Operating Segment Information - Schedule of segment assets and liabilities (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Segment assets	$ 8,271,291,772	$ 6,686,838,043
Segment liabilities	454,663,627	897,964,869
Operating segments [member]
Disclosure of operating segments [line items]
Segment assets	3,963,472,905	3,993,450,814
Segment liabilities	199,573,117	155,651,880
Operating segments [member] | Capital market solutions [Member]
Disclosure of operating segments [line items]
Segment assets	81,323,982	237,529,210
Segment liabilities	0	155,651,880
Operating segments [member] | Strategic Investment [member]
Disclosure of operating segments [line items]
Segment assets	2,966,329,496	3,755,921,604
Operating segments [member] | Digital solutions and other services [Member]
Disclosure of operating segments [line items]
Segment assets	184,735,467	0
Segment liabilities	18,117,399	0
Operating segments [member] | Fashion and luxury media advertising and marketing services [Member]
Disclosure of operating segments [line items]
Segment assets	731,083,960	0
Segment liabilities	181,455,718	0
Unallocated amounts [member]
Disclosure of operating segments [line items]
Segment assets	4,307,818,867	2,693,387,229
Segment liabilities	$ 255,090,510	$ 742,312,989